PROSPECTUS FOR

ZURICH AMERICAN LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

of

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly Kemper Investors Life Insurance Company)

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company) (“we” or “ZALICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 56 variable investment options, each being a Subaccount of the ZALICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 90.) Currently, Subaccounts that invest in the following Portfolios or Funds (certain funds may not be available in all States) are offered under the Contract:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Global Real Estate Fund
•	Invesco V.I. Managed Volatility Fund (formerly Invesco V.I. Utilities Fund)
•	The Alger Portfolios (Class I-2 Shares)
•	Alger Large Cap Growth Portfolio
•	Alger Mid Cap Growth Portfolio
•	Alger Small Cap Growth Portfolio
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Value Fund
•	Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)
•	Dreyfus IP MidCap Stock Portfolio
•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
•	DWS Variable Series I (Class A Shares)
•	DWS Bond VIP
•	DWS Capital Growth VIP
•	DWS Core Equity VIP
•	DWS International VIP
•	DWS Variable Series II (Class A Shares)
•	DWS Global Income Builder
•	DWS Global Equity VIP (formerly DWS Diversified International Equity VIP)
•	DWS Small Mid Cap Value VIP
•	DWS Government & Agency Securities VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Money Market VIP
•	DWS Small Mid Cap Growth VIP
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Asset ManagerSM Portfolio
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio

•   Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

•   Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities Fund)

•   Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities Fund)

•   Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities Fund)

•   Franklin U.S. Government Securities VIP Fund (formerly Franklin U.S. Government Fund)

•   Franklin Mutual Global Discovery VIP Fund (formerly Mutual Global Discovery Securities Fund)

•   Franklin Mutual Shares VIP Fund (formerly Mutual Shares Securities Fund)

•   Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities Fund)

•   Voya Investors Trust (Institutional Class)

•   VY JPMorgan Emerging Markets Equity Portfolio (formerly ING JPMorgan Emerging Markets Portfolio)

•   Voya Investors Trust (Class S)

•   Voya Global Resources Portfolio (formerly ING Global Resources Portfolio)

•   JPMorgan Insurance Trust (Class I)

•   JPMorgan Insurance Trust Equity Index Portfolio

•   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

• JPMorgan Insurance Trust International Equity Portfolio • JPMorgan Insurance Trust Mid Cap Growth Portfolio

•	JPMorgan Insurance Trust Mid Cap Value Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust U.S. Equity Portfolio
•	Janus Aspen Series (Institutional Shares)
•	Janus Aspen Balanced Portfolio
•	Janus Aspen Enterprise Portfolio
•	Janus Aspen Janus Portfolio
•	Janus Aspen Global Research Portfolio
•	Janus Aspen Series (Service Shares)
•	Janus Aspen Perkins Mid Cap Value Portfolio
•	Oppenheimer Variable Account Funds (Service Shares)
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	Oppenheimer Discovery Mid Cap Growth Fund/VA

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 111. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2014.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services, please write us at P.O. Box 758557, Topeka, KS 66675-8557.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, ING Investors Trust, JPMorgan Insurance Trust, Janus Aspen Series and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts.”)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 66.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit.”)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option.”)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge.”) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters.”)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account.”) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider” and “Earnings Based Death Benefit Rider.”). The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General” and “Qualified Plans.”)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts.”) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)

The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	1.60%

(4)	The expenses shown are for the year ended December 31, 2013, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements if any, are 0.10% and 1.60%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit and the Earnings Based Death Benefit. If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$988	$1,707	$2,432	$4,588

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(5):

1 year	3 years	5 years	10 years
$445	$1,341	$2,247	$4,588

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(5)

1 year	3 years	5 years	10 years
$988	$1,707	$2,432	$4,588

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$445	$1,341	$2,247	$4,588

(5)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2013. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250
Accumulation unit value at end of period	$83.160	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	0
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$38.254	$33.249	$36.610	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931
Accumulation unit value at end of period	$51.451	$38.254	$33.249	$36.610	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	3	4	3	3	3	3
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441
Accumulation unit value at end of period	$80.153	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525
Accumulation unit value at end of period	$11.578	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	2	2	1	2	2	1	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531
Accumulation unit value at end of period	$15.843	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	4	4	2	2	3	2	2

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	N/A	$17.028	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339
Accumulation unit value at end of period	N/A	N/A	$17.028	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	5	5	3	3	3	2	1	1
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639
Accumulation unit value at end of period	$25.613	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—	—	—	0	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801
Accumulation unit value at end of period	$42.662	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$17.501	$15.931	$15.966	$13.646
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$17.501	$15.931	$15.966
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192
Accumulation unit value at end of period	$9.452	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	3	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155
Accumulation unit value at end of period	$35.000	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	7	7	9	13	—
DWS Core Equity VIP Subaccount (formerly DWS Growth & Income Subaccount)
Accumulation unit value at beginning of period****	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	$10.000	N/A
Accumulation unit value at end of period	$17.847	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	0	0	N/A

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period*	$1.577	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459
Accumulation unit value at end of period	N/A	$1.577	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	1	0	69	69
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757
Accumulation unit value at end of period	$2.853	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	5	11	11	6	7	9	11
DWS Global Income Builder VIP Subaccount (formerly DWS Balanced VIP Subaccount)
Accumulation unit value at beginning of period*	$9.685	$8.659	$8.871	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830	$7.803
Accumulation unit value at end of period	$11.184	$9.685	$8.659	$8.871	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	175	182	197	240	242	291	312	312
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307
Accumulation unit value at end of period	$3.181	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370
Number of accumulation units outstanding at end of period (000’s omitted)	20	21	21	23	23	23	49	3	4	42
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$12.433	$10.928	$10.629	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208
Accumulation unit value at end of period	$13.283	$12.433	$10.928	$10.629	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023
Number of accumulation units outstanding at end of period (000’s omitted)	26	30	36	48	48	43	58	64	73	90
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963
Accumulation unit value at end of period	$16.462	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2	—	0	—	2
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025
Accumulation unit value at end of period	$3.407	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206
Number of accumulation units outstanding at end of period (000’s omitted)	8	10	20	21	21	21	12	29	20	22

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795
Accumulation unit value at end of period	$2.971	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792
Number of accumulation units outstanding at end of period (000’s omitted)	20	30	45	111	101	101	84	80	85	101
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890
Accumulation unit value at end of period	$3.278	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077
Number of accumulation units outstanding at end of period (000’s omitted)	9	10	10	11	11	14	8	12	12	12
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616
Accumulation unit value at end of period	$4.023	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016
Number of accumulation units outstanding at end of period (000’s omitted)	16	20	35	40	40	40	42	60	55	58
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	N/A	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.865
Accumulation unit value at end of period	N/A	N/A	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999
Accumulation unit value at end of period	$39.411	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355
Accumulation unit value at end of period	$64.223	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	4	5	4	4	4	4	4	3
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period*	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046
Accumulation unit value at end of period	$56.253	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	2	0	0

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493
Accumulation unit value at end of period	$82.347	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	3	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882
Accumulation unit value at end of period	$247.924	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	2
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428
Accumulation unit value at end of period	$29.431	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	3	4	4	4	4	4	3	1
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022
Accumulation unit value at end of period	$21.218	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204
Accumulation unit value at end of period	$22.961	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	1	1	1	1	2	2	1	—

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249
Accumulation unit value at end of period	$31.743	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	2	—	0	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922
Accumulation unit value at end of period	$18.679	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	1	1	1	1	0	—	—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020
Accumulation unit value at end of period	$13.102	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	0
Templeton Developing Markets Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517
Accumulation unit value at end of period	$31.194	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	3	3	3	3	3	—	—	—
VY JPMorgan Emerging Markets Equity Subaccount (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period†††	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	$10.000	N/A
Accumulation unit value at end of period	$23.970	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	N/A

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	2
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1	1	—
Voya Global Resources Subaccount (formerly ING Global Resouces Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period*	$11.837	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.314	$11.837	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	2	2	2	2	1	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$7.740	$6.584	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.042	$7.740	$6.584	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	6	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period**	N/A	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254
Accumulation unit value at end of period	N/A	N/A	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2	—	0	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873
Accumulation unit value at end of period	$24.946	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115
Accumulation unit value at end of period	$26.264	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	1	—	—

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period**	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732
Accumulation unit value at end of period	$25.627	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$13.931	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261
Accumulation unit value at end of period	$18.181	$13.931	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071
Accumulation unit value at end of period	$20.224	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	0
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$16.618	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419
Accumulation unit value at end of period	$23.579	$16.618	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$16.522	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113
Accumulation unit value at end of period	$22.999	$16.522	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	2	1	2	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294
Accumulation unit value at end of period	$22.688	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	0

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$19.319	$16.118	$18.383	$17.327	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.083	$19.319	$16.118	$18.383	$17.327	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$22.363	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$31.507	$22.363	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	0
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	1	1	2	2	0
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	0	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019
Accumulation unit value at end of period	$60.016	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	4	6	6	6	5	8	7	9
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401
Accumulation unit value at end of period	$62.534	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	3	3	2	1	1	1

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305
Accumulation unit value at end of period	$38.869	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	2	2	2	2	2
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416
Accumulation unit value at end of period	$29.018	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	0
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553
Accumulation unit value at end of period	$43.625	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	4	4	6
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348
Accumulation unit value at end of period	$19.029	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	1	1	1	0	—	—
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period**	$16.041	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.541	$16.041	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185
Accumulation unit value at end of period	$29.302	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	0	2

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period**	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843
Accumulation unit value at end of period	$16.896	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$4.153	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098
Accumulation unit value at end of period	N/A	$4.153	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131
Accumulation unit value at end of period	$21.060	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751
Accumulation unit value at end of period	$31.044	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	0
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period**	N/A	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039
Accumulation unit value at end of period	N/A	N/A	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.457	$5.242
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.457
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	53
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.510
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.30%)

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614
Accumulation unit value at end of period	$79.618	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502
Number of accumulation units outstanding at end of period (000’s omitted)	120	133	158	175	200	225	252	284	336	387
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676
Accumulation unit value at end of period	$49.505	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999
Number of accumulation units outstanding at end of period (000’s omitted)	182	197	250	293	337	385	437	427	509	582
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994
Accumulation unit value at end of period	$76.738	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816
Number of accumulation units outstanding at end of period (000’s omitted)	86	105	122	125	148	145	145	140	133	129
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435
Accumulation unit value at end of period	$11.085	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178
Number of accumulation units outstanding at end of period (000’s omitted)	758	829	961	1,129	1,359	1,618	2,341	2,909	1,549	2,962
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414
Accumulation unit value at end of period	$15.169	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496
Number of accumulation units outstanding at end of period (000’s omitted)	806	916	1,598	1,635	1,467	1,711	2,171	2,370	2,756	3,140
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	N/A	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248
Accumulation unit value at end of period	N/A	N/A	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	110	158	166	204	178	125	98
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614
Accumulation unit value at end of period	$24.815	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	108	60	72	80	85	90	101	113	116	103

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474
Accumulation unit value at end of period	$40.845	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611
Number of accumulation units outstanding at end of period (000’s omitted)	71	74	74	75	90	98	109	110	123	139
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	37	39	42
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080
Accumulation unit value at end of period	$9.050	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405
Number of accumulation units outstanding at end of period (000’s omitted)	1,022	1,307	670	801	939	1,088	1,601	1,313	496	581
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905
Accumulation unit value at end of period	$33.509	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087
Number of accumulation units outstanding at end of period (000’s omitted)	1,776	1,981	2,263	2,454	2,735	3,075	3,486	3,680	4,309	68
DWS Core Equity VIP Subaccount (formerly DWS Growth & Income Subaccount)
Accumulation unit value at beginning of period****	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	$10.000	N/A
Accumulation unit value at end of period	$17.394	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	201	219	245	286	332	385	460	530	661	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812
Accumulation unit value at end of period	$15.760	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437
Number of accumulation units outstanding at end of period (000’s omitted)	142	167	186	218	276	330	404	426	348	381
DWS Global Income Builder VIP Subaccount (formerly DWS Balanced VIP Subaccount)
Accumulation unit value at beginning of period*	$8.841	$7.386	$8.147	$7.420	$6.089	$8.489	$8.202	N/A	N/A	N/A
Accumulation unit value at end of period	$10.179	$8.841	$7.386	$8.147	$7.420	$6.089	$8.489	$8.202	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	12,075	12,400	14,460	17,890	18,842	—	N/A	N/A

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period*	$1.504	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426
Accumulation unit value at end of period	N/A	$1.504	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	4,822	5,360	6,070	6,850	9,655	8,272	3,855	4,482
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695
Accumulation unit value at end of period	$2.673	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979
Number of accumulation units outstanding at end of period (000’s omitted)	5,859	6,560	7,400	9,262	9,262	10,400	12,227	12,239	14,634	18,847
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579
Accumulation unit value at end of period	$3.817	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965
Number of accumulation units outstanding at end of period (000’s omitted)	7,319	8,229	9,577	11,076	12,500	14,175	16,546	17,881	18,932	20,321
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212
Accumulation unit value at end of period	$2.961	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266
Number of accumulation units outstanding at end of period (000’s omitted)	3,864	4,877	5,250	6,270	6,772	7,445	8,326	7,900	9,652	12,133
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$11.350	$9.747	$9.761	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758
Accumulation unit value at end of period	$12.091	$11.350	$9.747	$9.761	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500
Number of accumulation units outstanding at end of period (000’s omitted)	2,506	2,881	3,170	3,420	3,840	5,151	4,821	5,591	6,306	7,757
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979
Accumulation unit value at end of period	$3.233	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150
Number of accumulation units outstanding at end of period (000’s omitted)	4,906	5,588	6,675	6,476	8,245	9,265	10,799	11,807	13,097	15,096

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620
Accumulation unit value at end of period	$2.704	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610
Number of accumulation units outstanding at end of period (000’s omitted)	4,285	4,812	5,962	7,257	7,900	10,450	11,632	9,208	8,947	8,296
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836
Accumulation unit value at end of period	$3.093	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013
Number of accumulation units outstanding at end of period (000’s omitted)	7,375	8,070	8,921	9,869	10,865	11,901	13,384	15,220	18,157	22,823
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	N/A	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853
Accumulation unit value at end of period	N/A	N/A	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	2,513	2,920	2,642	2,997	3,050	4,266	6,511
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459
Accumulation unit value at end of period	$37.398	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424
Number of accumulation units outstanding at end of period (000’s omitted)	109	125	135	160	189	220	255	279	337	434
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695
Accumulation unit value at end of period	$60.943	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710
Number of accumulation units outstanding at end of period (000’s omitted)	1,107	1,200	1,352	1,546	1,800	1,940	2,256	2,326	2,424	2,357
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period*	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302
Accumulation unit value at end of period	$53.379	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563
Number of accumulation units outstanding at end of period (000’s omitted)	454	497	580	670	780	915	1,154	1,167	1,212	1,500
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443
Accumulation unit value at end of period	$78.133	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373
Number of accumulation units outstanding at end of period (000’s omitted)	317	350	404	451	561	588	674	735	875	1,106

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848
Accumulation unit value at end of period	$235.261	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967
Number of accumulation units outstanding at end of period (000’s omitted)	274	322	326	364	420	475	563	628	640	757
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472	$12.404
Accumulation unit value at end of period	$28.514	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472
Number of accumulation units outstanding at end of period (000’s omitted)	667	730	813	911	1,007	1,092	1,235	1,065	814	392
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998
Accumulation unit value at end of period	$20.557	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340
Number of accumulation units outstanding at end of period (000’s omitted)	225	261	309	333	378	435	421	325	230	147
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$17.376	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179
Accumulation unit value at end of period	$22.246	$17.376	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345
Number of accumulation units outstanding at end of period (000’s omitted)	340	294	317	360	364	419	584	625	618	567
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223
Accumulation unit value at end of period	$30.754	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152
Number of accumulation units outstanding at end of period (000’s omitted)	191	203	221	218	221	250	243	231	215	144

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901
Accumulation unit value at end of period	$18.097	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814
Number of accumulation units outstanding at end of period (000’s omitted)	354	425	436	448	457	427	460	387	334	185
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000
Accumulation unit value at end of period	$12.693	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214
Number of accumulation units outstanding at end of period (000’s omitted)	176	270	330	295	320	315	160	137	135	951
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	453	599	663	1,289	201	803
Templeton Developing Markets Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488
Accumulation unit value at end of period	$30.223	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836
Number of accumulation units outstanding at end of period (000’s omitted)	117	136	160	183	206	208	305	307	272	168
VY JPMorgan Emerging Markets Equity Subaccount (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period†††	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	$10.000	N/A
Accumulation unit value at end of period	$23.402	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	255	289	333	400	460	468	573	553	598	N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	603

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	442	436	244
Voya Global Resources Subaccount (formerly ING Global Resouces Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period*	$11.629	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.042	$11.629	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	511	613	706	785	863	1,005	1,248	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$7.521	$6.417	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.042	$7.521	$6.417	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	85	67	80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period**	N/A	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230
Accumulation unit value at end of period	N/A	N/A	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	98	75	75	27	25	18	22
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850
Accumulation unit value at end of period	$24.169	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583
Number of accumulation units outstanding at end of period (000’s omitted)	82	64	66	72	69	101	103	110	138	124
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089
Accumulation unit value at end of period	$25.446	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699
Number of accumulation units outstanding at end of period (000’s omitted)	175	208	226	265	300	320	430	579	433	417
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period**	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709
Accumulation unit value at end of period	$24.828	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281
Number of accumulation units outstanding at end of period (000’s omitted)	105	116	130	130	165	215	188	168	135	21

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$13.562	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250
Accumulation unit value at end of period	$17.647	$13.562	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116
Number of accumulation units outstanding at end of period (000’s omitted)	10	11	12	10	11	18	6	5	3	2
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060
Accumulation unit value at end of period	$19.631	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790
Number of accumulation units outstanding at end of period (000’s omitted)	46	42	29	33	40	51	76	147	109	991
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$16.178	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407
Accumulation unit value at end of period	$22.887	$16.178	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234
Number of accumulation units outstanding at end of period (000’s omitted)	58	50	65	56	54	53	56	54	32	3
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$16.085	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102
Accumulation unit value at end of period	$22.324	$16.085	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437
Number of accumulation units outstanding at end of period (000’s omitted)	163	153	181	201	236	268	305	303	211	1
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283
Accumulation unit value at end of period	$22.023	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545
Number of accumulation units outstanding at end of period (000’s omitted)	349	391	442	507	580	66	87	115	109	371
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$18.772	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.395	$18.772	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	302	335	393	—	—	N/A	N/A	N/A	N/A	N/A

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$21.474	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$30.165	$21.474	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	175	160	193	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	654	874	1,326	463	1,494
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	475	591	569	659	612
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	285	344	405	478	495
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313
Accumulation unit value at end of period	$56.844	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332
Number of accumulation units outstanding at end of period (000’s omitted)	1,248	1,358	1,516	1,685	1,891	2,141	2,433	2,625	3,025	3,566
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831
Accumulation unit value at end of period	$59.227	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213
Number of accumulation units outstanding at end of period (000’s omitted)	772	849	966	1,100	1,257	1,385	1,579	1,567	1,858	2,191
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762
Accumulation unit value at end of period	$36.814	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453
Number of accumulation units outstanding at end of period (000’s omitted)	761	842	933	1,060	1,216	1,339	1,517	1,648	1,960	2,502

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390
Accumulation unit value at end of period	$28.114	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570
Number of accumulation units outstanding at end of period (000’s omitted)	138	155	189	206	230	239	255	456	161	114
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	290	394	262	50	66
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859
Accumulation unit value at end of period	$41.318	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814
Number of accumulation units outstanding at end of period (000’s omitted)	1,018	1,146	1,280	1,442	1,605	1,791	2,039	2,248	2,739	3,514
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323
Accumulation unit value at end of period	$18.436	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969
Number of accumulation units outstanding at end of period (000’s omitted)	109	103	136	151	185	195	203	237	250	231
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157
Accumulation unit value at end of period	$28.389	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613
Number of accumulation units outstanding at end of period (000’s omitted)	690	758	908	1,084	1,270	1,512	1,727	1,464	1,341	1,148
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$4.038	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076
Accumulation unit value at end of period	N/A	$4.038	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	162	140	141	130	176	154	135	124
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107
Accumulation unit value at end of period	$20.403	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045
Number of accumulation units outstanding at end of period (000’s omitted)	211	227	259	297	367	440	564	890	196	145

	Qualified Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724
Accumulation unit value at end of period	$30.076	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146
Number of accumulation units outstanding at end of period (000’s omitted)	221	226	261	301	358	410	538	—	—	—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period**	$15.588	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015
Accumulation unit value at end of period	$20.869	$15.588	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165
Number of accumulation units outstanding at end of period (000’s omitted)	54	79	62	40	38	35	40	50	51	53
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period**	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821
Accumulation unit value at end of period	$16.370	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583
Number of accumulation units outstanding at end of period (000’s omitted)	292	369	396	460	495	583	454	393	320	622
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.127	$4.940
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.127
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19,432
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	5,082

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250
Accumulation unit value at end of period	$83.160	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	—	—	—	6	6

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007		2006	2005	2004
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$38.254	$33.249	$36.610	$30.973	$20.620	$50.013		$38.398	$35.210	$32.380	$28.931
Accumulation unit value at end of period	$51.451	$38.254	$33.249	$36.610	$30.973	$20.62		$50.013	$38.398	$35.210	$32.380
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1		1	1	3	5
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766		$51.489	$43.330	$37.441	$32.441
Accumulation unit value at end of period	$80.153	$60.296	$54.134	$56.472	$45.522	$31.598		$59.766	$51.489	$43.330	$37.441
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	9	9	3	3		4	3	2	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674		$8.767	$7.562	$7.299	$6.525
Accumulation unit value at end of period	$11.578	$8.610	$7.579	$7.423	$6.568	$5.617		$8.674	$8.767	$7.562	$7.299
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1		2	2	4	8
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081		$11.799	$10.043	$9.657	$8.531
Accumulation unit value at end of period	$15.843	$12.148	$10.709	$10.707	$9.534	$8.034		$11.081	$11.799	$10.043	$9.657
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	3	3		4	—	—	—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	N/A	$17.028	$20.332	$18.297	$12.188	$27.238		$21.255	$16.200	$12.789	$10.339
Accumulation unit value at end of period	N/A	N/A	$17.028	$20.332	$18.297	$12.188		$27.238	$21.255	$16.200	$12.789
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2		3	3	3	9
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499		$16.437	$15.418	$14.294	$12.639
Accumulation unit value at end of period	$25.613	$19.205	$16.254	$16.384	$13.035	$9.729		$16.499	$16.437	$15.418	$14.294
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—		—	—	0	0
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627		$27.763	$25.677	$25.029	$23.801
Accumulation unit value at end of period	$42.662	$32.073	$28.930	$28.958	$25.473	$19.235		$29.627	$27.763	$25.677	$25.029
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—		—	0	0	0
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$		$15.931	$15.966	$13.646
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A		N/A	$17.501	$15.931	$15.966
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A		N/A	—	0	0

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192
Accumulation unit value at end of period	$9.452	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	12	1	3
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155
Accumulation unit value at end of period	$35.000	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410
Number of accumulation units outstanding at end of period (000’s omitted)	40	48	53	57	49	47	73	74	84	4
DWS Core Equity VIP Subaccount (formerly DWS Growth & Income Subaccount)
Accumulation unit value at beginning of period****	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	$10.000	N/A
Accumulation unit value at end of period	$17.847	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	2	2	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963
Accumulation unit value at end of period	$16.462	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	5	3	9	6	4	2
DWS Global Income Builder VIP Subaccount (formerly DWS Balanced VIP Subaccount)
Accumulation unit value at beginning of period*	$9.685	$8.659	$8.871	$7.459	$6.103	$9.162	$8.172	$7.487	$7.250	$6.857
Accumulation unit value at end of period	$11.184	$9.685	$8.659	$8.871	$7.459	$6.103	$8.483	$8.172	$7.487	$7.250
Number of accumulation units outstanding at end of period (000’s omitted)	468	549	488	599	611	630	841	842	950	1,182
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period*	$1.577	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459
Accumulation unit value at end of period	N/A	$1.577	$1.541	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	5	1	1	17	6	6	95
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757
Accumulation unit value at end of period	$2.853	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057
Number of accumulation units outstanding at end of period (000’s omitted)	39	36	51	67	86	115	162	163	164	229

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616
Accumulation unit value at end of period	$4.023	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016
Number of accumulation units outstanding at end of period (000’s omitted)	88	99	107	124	118	119	174	233	334	462
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307
Accumulation unit value at end of period	$3.181	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370
Number of accumulation units outstanding at end of period (000’s omitted)	45	45	46	46	24	25	103	90	222	352
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$12.433	$10.928	$10.629	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901
Accumulation unit value at end of period	$13.283	$12.433	$10.928	$10.629	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681
Number of accumulation units outstanding at end of period (000’s omitted)	125	142	154	176	192	200	272	261	324	445
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025
Accumulation unit value at end of period	$3.407	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206
Number of accumulation units outstanding at end of period (000’s omitted)	70	69	86	56	76	75	85	97	108	91
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795
Accumulation unit value at end of period	$2.971	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792
Number of accumulation units outstanding at end of period (000’s omitted)	260	327	385	571	610	650	803	809	884	1,143
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890
Accumulation unit value at end of period	$3.278	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077
Number of accumulation units outstanding at end of period (000’s omitted)	12	12	13	13	42	42	104	104	143	247
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	N/A	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861
Accumulation unit value at end of period	N/A	N/A	$1.068	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	60	61	42	42	42	42	42

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999
Accumulation unit value at end of period	$39.411	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	4	5	5	7	5	5	5	7
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355
Accumulation unit value at end of period	$64.223	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	12	13	17	17	20	21	19	16
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period*	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046
Accumulation unit value at end of period	$56.253	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490
Number of accumulation units outstanding at end of period (000’s omitted)	4	2	3	3	5	5	5	6	5	7
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493
Accumulation unit value at end of period	$82.347	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	1	2	3	3	3	5
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882
Accumulation unit value at end of period	$247.924	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	4	3	4	4	4	5
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428
Accumulation unit value at end of period	$29.431	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544
Number of accumulation units outstanding at end of period (000’s omitted)	8	7	15	18	15	16	16	14	14	7

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022
Accumulation unit value at end of period	$21.218	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	3	5	5	5	5	5	7	1
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204
Accumulation unit value at end of period	$22.961	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	2	4	9	6	5
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249
Accumulation unit value at end of period	$31.743	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	2	3	4	7	4
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922
Accumulation unit value at end of period	$18.679	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	2	2	2	2	0	2
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020
Accumulation unit value at end of period	$13.102	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	—	—	—	0	2	0
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	1	11	—	0	2	—

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Templeton Developing Markets Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517
Accumulation unit value at end of period	$31.194	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	5	8	6	5	9	9	1	6
VY JPMorgan Emerging Markets Equity Subaccount (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period†††	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	$10.000	N/A
Accumulation unit value at end of period	$23.970	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	3	6	8	N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.641
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	4	12	1
Voya Global Resources Subaccount (formerly ING Global Resouces Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period*	$11.837	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.314	$11.837	$12.306	$13.681	$11.359	$8.343	$14.283	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	4	4	7	9	14	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$7.740	$6.584	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.042	$7.740	$6.584	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period**	N/A	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254
Accumulation unit value at end of period	N/A	N/A	$7.181	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	6	6	4	—	0	1	1
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873
Accumulation unit value at end of period	$24.946	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645
Number of accumulation units outstanding at end of period (000’s omitted)	2	4	4	4	4	4	4	4	7	7
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115
Accumulation unit value at end of period	$26.264	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	2	2	7	7	7	11
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period**	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732
Accumulation unit value at end of period	$25.627	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	3	2	4	3	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$13.931	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261
Accumulation unit value at end of period	$18.181	$13.931	$12.174	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071
Accumulation unit value at end of period	$20.224	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$16.618	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419
Accumulation unit value at end of period	$23.579	$16.618	$14.456	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$16.522	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113
Accumulation unit value at end of period	$22.999	$16.522	$14.370	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	3	3	3	4	6	6	4	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294
Accumulation unit value at end of period	$22.688	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	3	6	6	1	1	0	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$19.319	$16.118	$18.383	$17.327	N/A	$22.339	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.083	$19.319	$16.118	$18.383	$17.327	$12.971	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$22.363	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$31.507	$22.363	$18.866	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	0	—	4
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	3	7	8	8	5

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	1	2	2	2	3
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019
Accumulation unit value at end of period	$60.016	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	8	8	8	13	16	16	17	21
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401
Accumulation unit value at end of period	$62.534	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	12	13	10	16	17	13	7	11
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305
Accumulation unit value at end of period	$38.869	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	3	5	4	6	12
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$12.347
Accumulation unit value at end of period	$29.018	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	3
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	1	1	1	2	2
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554
Accumulation unit value at end of period	$43.625	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	2	3	4	5	12

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348
Accumulation unit value at end of period	$19.029	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	1	1	2	2	3	2
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185
Accumulation unit value at end of period	$29.302	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	3	3	5	5	5
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$4.153	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098
Accumulation unit value at end of period	N/A	$4.153	$3.719	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	1
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131
Accumulation unit value at end of period	$21.060	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	2	2	0	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751
Accumulation unit value at end of period	$31.044	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	3	1	—	—	1	0	0
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period**	N/A	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039
Accumulation unit value at end of period	N/A	N/A	$13.947	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—

	Flexible Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period**	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843
Accumulation unit value at end of period	$16.896	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640
Number of accumulation units outstanding at end of period (000’s omitted)	3	—	—	—	—	1	1	8	0	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.438	$5.224
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.438
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	374
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.510
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.664
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	11

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.30%)

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614
Accumulation unit value at end of period	$79.618	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	4	5	10	1	21	25	37
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676
Accumulation unit value at end of period	$49.505	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	2	2	0	24	39	122
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994
Accumulation unit value at end of period	$76.738	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	6	2	2	1	8	11	13

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435
Accumulation unit value at end of period	$11.085	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	2	1	1	1	164	197	218
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414
Accumulation unit value at end of period	$15.169	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	2	3	3	10	141	169	209
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	N/A	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248
Accumulation unit value at end of period	N/A	N/A	$16.491	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	8	3	3	5	8	4	5
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614
Accumulation unit value at end of period	$24.815	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	9	3	3	4	10	17	14
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474
Accumulation unit value at end of period	$40.845	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	6	4	4	0	5	6	6
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	3	3	5
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080
Accumulation unit value at end of period	$9.050	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405
Number of accumulation units outstanding at end of period (000’s omitted)	15	17	9	16	10	10	1	43	56	46
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905
Accumulation unit value at end of period	$33.509	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087
Number of accumulation units outstanding at end of period (000’s omitted)	6	8	6	5	5	5	37	427	494	10

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Core Equity VIP Subaccount (formerly DWS Growth & Income Subaccount)
Accumulation unit value at beginning of period****	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	$10.000	N/A
Accumulation unit value at end of period	$17.394	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	5	9	6	6	5	50	65	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812
Accumulation unit value at end of period	$15.760	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	6	7	6	6	0	44	33	37
DWS Global Income Builder VIP Subaccount (formerly DWS Balanced VIP Subaccount)
Accumulation unit value at beginning of period*	N/A	$8.017	$7.902	$6.913	$5.673	$8.489	$7.642	$7.022	$6.820	$6.470
Accumulation unit value at end of period	N/A	N/A	$8.017	$7.902	$6.913	$5.673	$7.909	$7.642	$7.022	$6.820
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1,006	2,640	1,705	100	2,317	2,644	3,208	3,983
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period*	$1.504	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426
Accumulation unit value at end of period	N/A	$1.504	$1.471	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	15	12	11	13	2	505	699	1,117
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695
Accumulation unit value at end of period	$2.673	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979
Number of accumulation units outstanding at end of period (000’s omitted)	95	99	93	100	100	113	65	1,440	1,692	1,864
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579
Accumulation unit value at end of period	$3.817	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	7	5	2	6	11	844	1,008	1,327

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212
Accumulation unit value at end of period	$2.961	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266
Number of accumulation units outstanding at end of period (000’s omitted)	110	112	117	120	100	120	56	1,666	2,320	3,323
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$11.350	$10.463	$9.843	$8.450	$6.114	$8.359	$8.171	$7.493	$7.306	$6.584
Accumulation unit value at end of period	$11.350	$11.350	$10.463	$9.843	$8.450	$6.114	$8.143	$8.171	$7.493	$7.306
Number of accumulation units outstanding at end of period (000’s omitted)	500	500	608	815	900	40	930	1,437	1,702	2,167
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979
Accumulation unit value at end of period	$3.233	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150
Number of accumulation units outstanding at end of period (000’s omitted)	15	17	20	33	20	20	77	946	1,143	1,570
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620
Accumulation unit value at end of period	$2.704	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610
Number of accumulation units outstanding at end of period (000’s omitted)	8	9	10	24	16	24	57	1,525	1,675	1,564
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836
Accumulation unit value at end of period	$3.093	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013
Number of accumulation units outstanding at end of period (000’s omitted)	15	18	20	24	20	20	33	833	992	1,424
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	N/A	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853
Accumulation unit value at end of period	N/A	N/A	$1.036	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	20	10	10	7	73	113	252
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459
Accumulation unit value at end of period	$37.398	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	5	4	4	3	21	35	42

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695
Accumulation unit value at end of period	$60.943	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710
Number of accumulation units outstanding at end of period (000’s omitted)	5	7	8	6	3	4	6	188	208	220
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period*	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302
Accumulation unit value at end of period	$53.379	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	6	9	5	6	1	145	157	176
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443
Accumulation unit value at end of period	$78.133	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	6	5	9	1	35	51	70
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848
Accumulation unit value at end of period	$235.261	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	4	7	4	5	2	81	84	84
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472	$12.404
Accumulation unit value at end of period	$28.514	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221	$20.127	$16.568	$14.472
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	0	76	74	36

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998
Accumulation unit value at end of period	$20.557	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	4	3	3	21	29	22	11
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$17.376	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179
Accumulation unit value at end of period	$22.246	$17.376	$15.722	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	3	3	3	3	2	55	51	49
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223
Accumulation unit value at end of period	$30.754	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	8	16	7	7	11	26	26	12
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901
Accumulation unit value at end of period	$18.097	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814
Number of accumulation units outstanding at end of period (000’s omitted)	15	17	19	21	20	20	52	58	62	46
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000
Accumulation unit value at end of period	$12.693	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	4	6	9	11	13	9
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	6	6	3	13	26	15

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Templeton Developing Markets Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488
Accumulation unit value at end of period	$30.223	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	2	2	0	40	36	15
VY JPMorgan Emerging Markets Equity Subaccount (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period†††	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	$10.000	N/A
Accumulation unit value at end of period	$23.402	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	3	6	3	3	6	54	71	N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.324
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	69
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$30.450	$25.339	$17.967
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	37	54	23
Voya Global Resources Subaccount (formerly ING Global Resouces Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period*	$11.629	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.042	$11.629	$12.126	$13.521	$11.260	$8.294	$14.242	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	5	3	3	1	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$7.521	$6.417	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.042	$7.521	$6.417	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period**	N/A	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230
Accumulation unit value at end of period	N/A	N/A	$7.012	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	23	15	13	24	17	15	20
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850
Accumulation unit value at end of period	$24.169	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	—	9	9	10	9	10	15
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089
Accumulation unit value at end of period	$25.446	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	4	24	31	41	21	22
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period**	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709
Accumulation unit value at end of period	$24.828	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	5	5	5	73	22	25	12
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$13.562	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250
Accumulation unit value at end of period	$17.647	$13.562	$11.887	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	1	1	1	1
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060
Accumulation unit value at end of period	$19.631	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	1	1	1	2

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$16.178	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407
Accumulation unit value at end of period	$22.887	$16.178	$14.115	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	2	1	1	1	2	2	1	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$16.085	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102
Accumulation unit value at end of period	$22.324	$16.085	$14.032	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	1	1	3	16	45	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283
Accumulation unit value at end of period	$22.023	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	1	1	1	2	4	2
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$18.772	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.395	$18.772	$15.708	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$21.474	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$30.165	$21.474	$18.170	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	2	3	23	20	19

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	1	13	57	88	65
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	2	0	19	30	36
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313
Accumulation unit value at end of period	$56.844	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	8	2	2	18	215	263	317
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831
Accumulation unit value at end of period	$59.227	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	2	2	90	106	130
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762
Accumulation unit value at end of period	$36.814	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	5	2	2	8	120	187	243
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390
Accumulation unit value at end of period	$28.114	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	1	1	2	39	34	25
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	3	1	2	2	19

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859
Accumulation unit value at end of period	$41.318	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	5	6	2	2	6	134	169	245
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323
Accumulation unit value at end of period	$18.436	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	3	3	1	1	11	14	23	35
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157
Accumulation unit value at end of period	$28.389	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	2	3	2	2	87	139	161	149
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$4.038	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076
Accumulation unit value at end of period	N/A	$4.038	$3.624	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	4	3	3	3	4	9	9	16
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107
Accumulation unit value at end of period	$20.403	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	1	1	19	24	25	27
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724
Accumulation unit value at end of period	$30.076	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146
Number of accumulation units outstanding at end of period (000’s omitted)	7	5	6	5	3	3	9	19	17	19

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period**	$15.588	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015
Accumulation unit value at end of period	$20.869	$15.588	$13.593	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	1	1	1	1	8	10
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period**	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821
Accumulation unit value at end of period	$16.370	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	3	3	3	27	47	45	26
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.120	$4.933
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.120
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	2,234
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.622
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	600

Additional Contract Options Elected (0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified (2.05%)

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861
Accumulation unit value at end of period	$72.732	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202
Accumulation unit value at end of period	$45.223	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466
Accumulation unit value at end of period	$70.101	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329
Accumulation unit value at end of period	$10.127	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275
Accumulation unit value at end of period	$13.857	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	N/A	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079
Accumulation unit value at end of period	N/A	N/A	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552
Accumulation unit value at end of period	$22.937	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086
Accumulation unit value at end of period	$37.312	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946
Accumulation unit value at end of period	$8.267	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609
Accumulation unit value at end of period	$30.611	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Equity VIP Subaccount (formerly DWS Growth & Income Subaccount)
Accumulation unit value at beginning of period****	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	$10.000	N/A
Accumulation unit value at end of period	$16.315	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633
Accumulation unit value at end of period	$14.397	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Global Income Builder VIP Subaccount (formerly DWS Balanced VIP Subaccount)
Accumulation unit value at beginning of period*	N/A	$7.350	$7.609	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829
Accumulation unit value at end of period	N/A	N/A	$7.350	$7.609	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period*	$1.391	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403
Accumulation unit value at end of period	N/A	$1.391	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667
Accumulation unit value at end of period	$2.442	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553
Accumulation unit value at end of period	$3.487	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176
Accumulation unit value at end of period	$2.705	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$10.446	$9.277	$9.117	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647
Accumulation unit value at end of period	$11.046	$10.446	$9.277	$9.117	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946
Accumulation unit value at end of period	$2.953	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577
Accumulation unit value at end of period	$2.470	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806
Accumulation unit value at end of period	$2.825	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	N/A	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839
Accumulation unit value at end of period	N/A	N/A	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072
Accumulation unit value at end of period	$34.164	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221
Accumulation unit value at end of period	$55.673	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	1	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period*	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769
Accumulation unit value at end of period	$48.763	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692
Accumulation unit value at end of period	$71.376	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669
Accumulation unit value at end of period	$214.915	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343
Accumulation unit value at end of period	$26.356	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	1	1	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939
Accumulation unit value at end of period	$19.001	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120
Accumulation unit value at end of period	$20.562	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158
Accumulation unit value at end of period	$28.426	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847
Accumulation unit value at end of period	$16.728	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951
Accumulation unit value at end of period	$11.733	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165
Number of accumulation units outstanding at end (000’s omitte	N/A	N/A	N/A	—	—	—	—	0	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Templeton Developing Markets Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417
Accumulation unit value at end of period	$27.935	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
VY JPMorgan Emerging Markets Equity Subaccount (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period†††	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	$10.000	N/A
Accumulation unit value at end of period	$22.047	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A	N/A	—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540	$15.889
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
Voya Global Resources Subaccount (formerly ING Global Resouces Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period*	$11.128	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.388	$11.128	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$7.002	$6.019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$8.991	$7.002	$6.019	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period**	N/A	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169
Accumulation unit value at end of period	N/A	N/A	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792
Accumulation unit value at end of period	$22.339	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025
Accumulation unit value at end of period	$23.519	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period**	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652
Accumulation unit value at end of period	$22.949	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$12.687	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221
Accumulation unit value at end of period	$16.388	$12.687	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032
Accumulation unit value at end of period	$18.229	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$15.135	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378
Accumulation unit value at end of period	$21.253	$15.135	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$15.048	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074
Accumulation unit value at end of period	$20.731	$15.048	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$15.775	$13.374	$13.359	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254
Accumulation unit value at end of period	$20.451	$15.775	$13.374	$13.359	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$17.480	$14.735	$16.981	$16.171	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.775	$17.480	$14.735	$16.981	$16.171	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$19.762	$16.845	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$27.556	$19.762	$16.845	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	N/A	N/A	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	0	—	—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	1	1	1	1	1
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846
Accumulation unit value at end of period	$51.929	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454
Accumulation unit value at end of period	$54.105	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403
Accumulation unit value at end of period	$33.630	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324
Accumulation unit value at end of period	$25.986	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398
Accumulation unit value at end of period	$37.744	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263
Accumulation unit value at end of period	$17.040	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$21.086	$17.792	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087
Accumulation unit value at end of period	$26.240	$21.086	$17.792	$19.848	$—	$12.820	$21.926	$21.095	$18.342	$16.409
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.765	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021
Accumulation unit value at end of period	N/A	$3.765	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048
Accumulation unit value at end of period	$18.859	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657
Accumulation unit value at end of period	$27.799	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period**	$14.514	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956
Accumulation unit value at end of period	$19.289	$14.514	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period**	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768
Accumulation unit value at end of period	$15.131	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.005	$4.858
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$5.005
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—

Additional Contract Options Elected (0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Non Tax Qualified (2.05%)

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861
Accumulation unit value at end of period	$72.732	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202
Accumulation unit value at end of period	$45.223	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466
Accumulation unit value at end of period	$70.101	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329
Accumulation unit value at end of period	$10.127	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	0
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275
Accumulation unit value at end of period	$13.857	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Credit Suisse International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	N/A	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079
Accumulation unit value at end of period	N/A	N/A	$15.311	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552
Accumulation unit value at end of period	$22.937	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086
Accumulation unit value at end of period	$37.312	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount (Liquidated on 4/30/07)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$16.850	$15.498	$15.693
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946
Accumulation unit value at end of period	$8.267	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609
Accumulation unit value at end of period	$30.611	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Equity VIP Subaccount (formerly DWS Growth & Income Subaccount)
Accumulation unit value at beginning of period****	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	$10.000	N/A
Accumulation unit value at end of period	$16.315	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633
Accumulation unit value at end of period	$14.397	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—	—
DWS Global Income Builder VIP Subaccount (formerly DWS Balanced VIP Subaccount)
Accumulation unit value at beginning of period*	N/A	$7.350	$7.089	$6.504	$5.772	$8.105	$7.352	$6.805	$6.658	$6.363
Accumulation unit value at end of period	N/A	N/A	$7.350	$7.089	$6.504	$5.772	$7.552	$7.352	$6.805	$6.658
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount, merged into DWS Bond VIP as of 4/30/12
Accumulation unit value at beginning of period*	$1.391	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403
Accumulation unit value at end of period	N/A	$1.391	$1.363	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667
Accumulation unit value at end of period	$2.442	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DWS Small Mid Cap Value Subaccount (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553
Accumulation unit value at end of period	$3.487	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176
Accumulation unit value at end of period	$2.705	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$10.446	$9.277	$8.881	$7.950	$5.949	$7.982	$7.861	$7.261	$7.132	$6.475
Accumulation unit value at end of period	$11.046	$10.446	$9.277	$8.881	$7.950	$5.949	$7.776	$7.861	$7.261	$7.132
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946
Accumulation unit value at end of period	$2.953	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577
Accumulation unit value at end of period	$2.470	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806
Accumulation unit value at end of period	$2.825	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Technology VIP (formerly Scudder Technology Growth Subaccount), merged into DWS Capital Growth as of 4/29/11
Accumulation unit value at beginning of period*	N/A	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839
Accumulation unit value at end of period	N/A	N/A	$0.965	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072
Accumulation unit value at end of period	$34.164	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221
Accumulation unit value at end of period	$55.673	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period*	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769
Accumulation unit value at end of period	$48.763	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692
Accumulation unit value at end of period	$71.376	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669
Accumulation unit value at end of period	$214.915	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343
Accumulation unit value at end of period	$26.356	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939
Accumulation unit value at end of period	$19.001	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120
Accumulation unit value at end of period	$20.562	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158
Accumulation unit value at end of period	$28.426	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847
Accumulation unit value at end of period	$16.728	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951
Accumulation unit value at end of period	$11.733	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon—2010 Subaccount (Liquidated on 12/17/10)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Templeton Developing Markets Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period**	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417
Accumulation unit value at end of period	$27.935	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
VY JPMorgan Emerging Markets Equity Subaccount (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period†††	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	$10.000	N/A
Accumulation unit value at end of period	$22.047	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
ING VP Emerging Markets Subaccount (Liquidated 12/2/05)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$7.974
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—
ING VP Natural Resources Trust Subaccount (Liquidated 1/12/07)
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540	$15.889
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.540
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
Voya Global Resources Subaccount (formerly ING Global Resouces Subaccount), name change effective 5/1/14
Accumulation unit value at beginning of period*	$11.128	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.388	$11.128	$11.689	$13.131	$11.015	$8.175	$14.140	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$7.002	$6.019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$8.991	$7.002	$6.019	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Invesco V.I. Financial Services Subaccount, merged into Invesco V.I. Dividend Growth Services as of 4/29/11
Accumulation unit value at beginning of period**	N/A	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169
Accumulation unit value at end of period	N/A	N/A	$6.610	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792
Accumulation unit value at end of period	$22.339	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025
Accumulation unit value at end of period	$23.519	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period**	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652
Accumulation unit value at end of period	$22.949	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$12.687	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221
Accumulation unit value at end of period	$16.388	$12.687	$11.203	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032
Accumulation unit value at end of period	$18.229	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$15.135	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378
Accumulation unit value at end of period	$21.253	$15.135	$13.303	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$15.048	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074
Accumulation unit value at end of period	$20.731	$15.048	$13.224	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$15.775	$13.374	$16.981	$16.171	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254
Accumulation unit value at end of period	$20.451	$15.775	$13.374	$16.981	$16.171	$8.811	$13.937	$14.095	$12.323	$11.457
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$17.480	$14.735	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.775	$17.480	$14.735	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$19.762	$16.845	$13.359	$11.042	$8.811	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$27.556	$19.762	$16.845	$13.359	$11.042	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount, merged into JP Morgan Insurance Trust International Equity as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—
JPMorgan MidCap Value Subaccount, merged into JP Morgan Insurance Trust Mid Cap Value as of 5/1/09
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JPMorgan Small Company Subaccount, merged into JP Morgan Insurance Trust Small Cap Core as of 5/1/09
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846
Accumulation unit value at end of period	$51.929	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454
Accumulation unit value at end of period	$54.105	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403
Accumulation unit value at end of period	$33.630	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324
Accumulation unit value at end of period	$25.986	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount (Liquidated on 5/1/09)
Accumulation unit value at beginning of period**	N/A	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—	—	—
Janus Aspen Global Research Subaccount (formerly Janus Aspen Worldwide Growth Subaccount), name change as of 5/1/13
Accumulation unit value at beginning of period*	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398
Accumulation unit value at end of period	$37.744	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263
Accumulation unit value at end of period	$17.040	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$21.086	$17.792	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087
Accumulation unit value at end of period	$26.240	$21.086	$17.792	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount, merged into Oppenheimer Global Strategic Income as of 10/26/12
Accumulation unit value at beginning of period**	$3.765	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021
Accumulation unit value at end of period	N/A	$3.765	$3.400	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048
Accumulation unit value at end of period	$18.859	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period**	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657
Accumulation unit value at end of period	$27.799	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Small Mid Cap Growth Subaccount, merging into Oppenheimer Discovery Mid Cap Growth as of 4/30/13
Accumulation unit value at beginning of period**	$14.514	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956
Accumulation unit value at end of period	$19.289	$14.514	$12.751	$12.904	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period**	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768
Accumulation unit value at end of period	$15.131	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$4.998	$4.851
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$4.998
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$1.583
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—

ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS

Zurich American Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services please write us at P.O. Box 758557, Topeka, KS 66675-8557. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Corporation (formerly Kemper Corporation), a non-operating holding company. Zurich American Corporation is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd. (fomerly known as Zurich Financial Services Ltd.), a Swiss holding company. Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd.

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group Limited.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Fifty-six Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the

Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	American Century Variable Portfolios, Inc.

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	DWS Variable Series I

•	DWS Variable Series II

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	Voya Investors Trust

•	JPMorgan Insurance Trust

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 56 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)

Invesco V.I. Diversified Dividend Fund—The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Invesco V.I. Global Health Care Fund—The Fund’s investment objective is growth of capital.

Invesco V.I. Global Real Estate Fund—The Funds investment objective is total return through growth of capital and current income.

Invesco V.I. Managed Volatility Fund (formerly Invesco V.I. Utilities Fund)—The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.

The Alger Portfolios (Class I-2 Shares)

Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio seeks long-term appreciation.

American Century Variable Portfolios, Inc. (Class I Shares)

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Dreyfus Investment Portfolios (Service Shares)

Dreyfus IP MidCap Stock Portfolio—The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400).

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

The fund seeks to provide capital growth, with current income as a secondary goal.

DWS Variable Series I (Class A Shares)

DWS Bond VIP seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. Deutsche Investment Management Americas Inc. is the investment advisor for the fund.

DWS Capital Growth VIP seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS Core Equity VIP seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

DWS International VIP seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).

DWS Variable Series II (Class A)

DWS Global Income Builder VIP The fund seeks to maximize income while maintaining prospects for capital appreciation. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund’s net assets. The fund invests at least 25% of net assets in fixed income senior securities.

DWS Global Equity VIP (formerly DWS Diversified International Equity VIP seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. In addition to common stock, other securities with equity characteristics include preferred stock, convertible securities, warrants and exchange-traded funds (ETFs). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies. The fund may also invest a portion of its assets (typically not more than 35% of its net assets) in securities of companies located in emerging markets, such as those of many countries in Latin America, the Middle East, Eastern Europe, Asia and Africa. The fund may also invest up to 20% of its assets in cash equivalents and US investment-grade fixed-income securities.

DWS Small Mid Cap Value VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings.

DWS Government & Agency Securities VIP seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.

DWS High Income VIP seeks to provide a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.

DWS Large Cap Value VIP seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.

DWS Money Market VIP seeks maximum current income to the extent consistent with stability of principal. The fund pursues its objective by investing in high quality, short-term securities, as well as repurchase agreements that are backed by high-quality securities. Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions that satisfy the fund’s eligibility requirements.

DWS Small Mid Cap Growth VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of small and mid-sized US companies. The fund defines small companies as those that are similar in market capitalization to those in the Russell 2000® Growth Index. The fund defines mid-sized companies as those that are similar in market capitalization to those in the Russell Midcap® Growth Index. The fund invests primarily in common stocks but may invest in other types of equity securities such as preferred stocks or convertible securities. While the fund invests mainly in US stocks, it could invest up to 20% of total assets in foreign securities. The fund may invest in initial public offerings.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation

Fidelity VIP Index 500 Portfolio The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Rising Dividends VIP Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Franklin Small Cap Value VIP Fund seeks long-term total return. Under normal conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Strategic Income Securities VIP seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government Securities VIP Fund seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.

Franklin Mutual Global Discovery VIP Fund seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Franklin Mutual Shares VIP Fund seeks capital appreciation, with income as a secondary goal. Under normal conditions, the fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Templeton Developing Markets VIP Fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.

Voya Investors Trust

VY JPMorgan Emerging Markets Equity Portfolio (Institutional Class) seeks capital appreciation.

Voya Global Resources Portfolio (Class S) seeks long-term capital appreciation.

JPMorgan Insurance Trust (Class 1)

JPMorgan Insurance Trust Equity Index Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

JPMorgan Insurance Trust International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Mid Cap Growth Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust U.S. Equity Portfolio seeks to provide high total return from a portfolio of selected equity securities.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional Shares) seeks long-term growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Janus Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.

Janus Aspen Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

Oppenheimer Global Fund/VA seeks capital appreciation.

Oppenheimer Main Street Fund®/VA seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund®/VA seeks capital appreciation.

Oppenheimer Discovery Mid Cap Growth Fund/VA seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Global Strategic Income Fund/VA seeks total return.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

Invesco Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser for Invesco V.I. Global Real Estate Fund. Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger Portfolios.

American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

Deutsche Investment Management Americas Inc. is the investment advisor for the available funds of DWS Variable Series I and II.

The Dreyfus Corporation serves as the investment adviser for the Dreyfus IP MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Management & Research Company (“FMR”) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. FMR is the fund’s manager. FMR Co., Inc. (FMRC) and other affiliates of FMR serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio.

Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the Fidelity VIP Asset ManagerSM Portfolio. Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC) serve as sub-advisers for the Fidelity VIP Index 500 Fund.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income VIP Fund and the Franklin U.S. Government Securities VIP Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery VIP Fund and Mutual Shares VIP Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets VIP Fund.

Directed Services LLC serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the VY JPMorgan Emerging Markets Equity Portfolio. Directed Services LLC. serves as the investment adviser and Voya Investment Management Co. LLC serves as the sub-adviser for the Voya Global Resources Portfolio.

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins Investment Management LLC is the sub-adviser for Janus Aspen Perkins Mid Cap Value Portfolio.

OFI Global Asset Management, Inc. is the investment advisor for the Oppenheimer/VA funds. Oppenheimer Funds, Inc, is the sub-adviser for the Oppenheimer/VA funds.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is part of the Company’s General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim’s paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the VY JPMorgan Emerging Markets Equity, the JPMorgan Insurance Trust International Equity, the Janus Aspen Global Research Portfolio, the Franklin Mutual Global Discovery VIP, the Oppenheimer Global Fund/VA, the DWS International VIP, the DWS Global Equity VIP (formerly DWS Diversified International Equity VIP), and the Templeton Developing Market VIP subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•

Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557. and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse (under Federal law), the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: Invesco V.I. Diversified Dividend, Invesco V.I. Global Health Care, Franklin U.S. Government, JPMorgan Trust International Equity, Mutual Shares Securities, Oppenheimer Capital Appreciation, Oppenheimer Global Strategic Income (acquired Oppenheimer High Income), Oppenheimer Main Street Small Cap Fund®/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund®/VA), Oppenheimer Discovery Mid-Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA), DWS Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments.”)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse (under Federal law) is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax, and

•	optional death benefit charges,

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds.”)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

C. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of ZALICO and DWS Variable Series II (formerly Scudder Variable Series II), DWS Variable Series II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

E. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

If your Contract is a Qualified Contract, this option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the

Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distribution under a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.” Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

5. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

6. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59½,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements. Other exceptions may apply.

7. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

8. Assignment or Pledges

A transfer of ownership of a Non-Qualified Contract, a pledge of any interest in a Non-Qualified Contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the Non-Qualified Contract may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

9. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

10. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½, and for other Qualified Plans, the later of age 70½ or retirement. Roth IRAs, however, do not require distributions before death. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59½,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. Subject to certain exceptions, the 10% penalty tax on premature distributions prior to age 59½ is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70½.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59½, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “Guaranteed Minimum Death Benefit” and “Earnings Based Death Benefit under B. The Accumulation Period—7. Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Generally, a 10% penalty tax applies to distributions made before age 59½, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59½, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer’s Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

In light of the limitations in the new income tax regulations, the Company will require appropriate written documentation (i.e. information sharing agreements) in order to accept rollovers, transfers, or exchanges into a section 403(b) annuity contract. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax adviser about the tax consequences to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.

Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Contract includes optional death benefits that in some cases may exceed the greater of the Purchase Payments or the Contract Value. These death benefits could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, an employer using the Contract in connection with such a plan should consult its tax adviser.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•	hardship distributions

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if (i) the payee (or the payee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) the payee’s non-spouse beneficiary chooses a “direct rollover” from a plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The American Taxpayer Relief Act of 2012 (“ATRA”). ATRA permanently establishes the federal estate tax, gift tax and generation-skipping transfer tax exemptions at $5,340,000. ATRA also permanently establishes the maximum federal estate tax, gift tax and generation-skipping transfer tax rate at 40%. ATRA allows a deceased spouse’s estate to transfer any unused portion of the deceased spouse’s exemption amount to a surviving spouse. ATRA also unified the estate tax, gift tax and generation skipping transfer tax exemptions and provided for indexing of these exemptions for inflation beginning in 2014.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Federal Defense of Marriage Act. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and/or for any joint-life coverage under an optional living benefit and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses you should consult a tax adviser for more information on this subject.

Annuity purchases by residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investment Distributors, Inc. (“IDI”), 2801 Highway 280 South, Birmingham, AL 35223, for sale of the Contracts. IDI is a wholly-owed subsidiary of Protective Life Corporation. IDI is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (“FINRA”).

IDI entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IDI authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (800) 457-9047 or write to Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

DISCONTINUED ASSET ALLOCATION SERVICE

Effective March 31, 2008, the discretionary asset allocation service under the Managed Investment Advisory Account (“MIAA”) program provided by PMG Asset Management, Inc. (“PMG”), a registered investment adviser with the SEC, has been discontinued. After March 31, 2008, the asset allocation models available in the MIAA program are no longer updated and no additional MIAA program fees are deducted from any variable annuity contracts.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

From time to time, ZALICO is a party to certain legal and other proceedings incidental to our insurance business. Our management believes that the resolution of these various matters will not result in any material adverse effect on the Separate Account, on our consolidated financial position, or on our ability to meet our obligations under the Contracts. As of the date of this Prospectus, it also appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on Investment Distributors, Inc.’s (“IDI”) ability to perform its obligations under its principal underwriting agreement. There are no material legal proceedings pending to which IDI is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Zurich American Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company (the “Company”) as of December 31, 2013 and 2012 and for each of the three years ended December 31, 2013 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2013 and the related statement of operations for the year then ended and the statement of changes in contract owners’ equity for each of the two years in the period then ended included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

ZURICH AMERICAN LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Zurich American Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Insurance Services, P.O. Box 758557, Topeka KS 66675-8557, or call (800) 457-9047. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2007 and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2007 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2007 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2007 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70  1/2 or thereafter.

7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $15,000 (indexed for cost-of-living increases) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,500 for 2007, indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70  1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by ZALICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.